Redeemable 5% Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2011
Redeemable 5% Cumulative Preferred Stock [Abstract]
Preferred Stock [Text Block]
26.	Redeemable 5% Cumulative Preferred Stock

On June 7, 2004, the Company’s board of directors designated 15,000 shares of the Company’s preferred stock as 5% Cumulative Preferred Stock. On June 21, 2004, the Company sold all 15,000 shares of the 5% Cumulative Preferred Stock to an investor group in a private offering.

The Company’s 5% Cumulative Preferred Stock has a stated value of $1,000 per share. At December 31, 2011, the shares of 5% Cumulative Preferred Stock were redeemable at the option of the Company, from time to time, at redemption prices ranging from $1,020 per share for the twelve month period ending 2012 to $1,000 per share for the twelve month period ending April 29, 2016. In addition, following the effectiveness of the Second Amendment described below, to the extent the shares are not earlier redeemed pursuant to the optional redemption right, the Company will be required to redeem 5,000 shares of the 5% Cumulative Preferred Stock during each of the years ending December 31, 2016, 2017 and 2018 for an aggregate annual redemption price of $5.0 million, or $1,000 per share. The 5% Cumulative Preferred Stock liquidation preference is equal to its stated value of $1,000 per share plus any accumulated and unpaid dividends or an amount equal to the applicable redemption price in a voluntary liquidation or winding up of the Company. Holders of the 5% Cumulative Preferred Stock have no voting rights, except as provided by Florida law, and are entitled to receive, when and as declared by the Company’s board of directors (and currently also upon the written non-objection from the Federal Reserve), cumulative quarterly cash dividends on each such share at a rate per annum of 5% of the stated value from the date of issuance. From the second quarter of 2004 through the third quarter of 2011, the Company paid quarterly dividends on the 5% Cumulative Preferred Stock of $187,500. The Company’s Board of Directors declared the $187,500 dividend on the 5% Cumulative Preferred Stock, subject to the written non-objection of the Federal Reserve. However, BFC subsequently determined not to seek the Federal Reserve’s written non-objection to the dividend payment and, therefore, has not yet made the dividend payment. Unpaid dividends on BFC’s outstanding preferred stock will cumulate, and it is anticipated that payment of unpaid cumulative dividends will be made following BFC’s deregistration as a unitary savings and loan holding company. Deregistration is expected to occur in connection with the consummation of BankAtlantic Bancorp’s currently proposed sale of BankAtlantic to BB&T. Upon deregistration, dividend payments by BFC, including with respect to its outstanding preferred stock, will no longer require the prior written non-objection of the Federal Reserve. The $187,500 amount related to the fourth quarter dividend payment is included in other liabilities in the accompanying consolidated statement of financial condition as of December 31, 2011.

On December 17, 2008, the Company amended certain of the previously designated relative rights, preferences and limitations of the Company’s 5% Cumulative Preferred Stock (the “First Amendment”). The First Amendment eliminated the right of the holders of the 5% Cumulative Preferred Stock to convert their shares into shares of the Company’s Class A Common Stock. The First Amendment also required the Company to redeem shares of the 5% Cumulative Preferred Stock with the net proceeds received in the event the Company sold any shares of Benihana’s stock that it owned.

In December 2008, based on an analysis of the 5% Cumulative Preferred Stock after giving effect to the First Amendment, the Company determined that the 5% Cumulative Preferred Stock met the requirements to be re-classified outside of permanent equity at its fair value at the effective date of the amendment of approximately $11.0 million into the mezzanine category. The remaining amount of approximately $4.0 million is in additional paid in capital in the Company’s consolidated statements of financial condition. The fair value of the 5% Cumulative Preferred Stock was calculated by using an income approach by discounting estimated cash flows at a market discount rate.

During March 2012, the Company entered into an agreement with the holders of the 5% Cumulative Preferred Stock which contemplates additional amendments to the relative rights, preferences and limitations of the 5% Cumulative Preferred Stock (the “Second Amendment”). The Second Amendment is expected to be effected by the filing of Articles of Amendment to the Company’s Amended and Restated Articles of Incorporation, which is subject to the approval of the Company’s Board of Directors. As indicated above, following the effectiveness of the Second Amendment, the Company will be required to redeem, to the extent not earlier redeemed pursuant to the previously described optional redemption right, 5,000 shares of the 5% Cumulative Preferred Stock for an aggregate redemption price of $5.0 million ($1,000 per share) during each of the years ending December 31, 2016, 2017 and 2018. The Second Amendment is also expected to provide that, in the event of default on the Company’s obligations to make dividend payments or redeem the 5% Cumulative Preferred Stock in accordance with the mandatory redemption provision, the holders of the 5% Cumulative Preferred Stock will be entitled to receive from the Company shares of Bluegreen’s common stock having, in the aggregate, a fair market value equal to the amount of the dividend or redemption payment defaulted on, subject, in the case of a mandatory redemption payment default, to a maximum of 5,000,000 shares of Bluegreen’s common stock. In consideration therefor and as a result of BFC’s 2011 conversions of its shares of Benihana’s Series B Convertible Preferred Stock, it is contemplated that the Second Amendment will eliminate (i) the right of the holders of BFC’s 5% Cumulative Preferred Stock, in the event BFC defaulted on its dividend payment obligations with respect to its 5% Cumulative Preferred Stock, to receive directly from Benihana the payments due and (ii) the provision contained in the First Amendment which required BFC to redeem shares of the 5% Cumulative Preferred Stock with the net proceeds it receives in the event it sells any of its shares of Benihana’s Common Stock.

Under applicable accounting guidance assuming the filing of the Second Amendment and as a result of mandatory redemption provision contained therein, the 5% Cumulative Preferred Stock will be classified as a liability at its estimated fair value beginning in the second quarter of 2012.